Supplement to the

Fidelity® Variable Insurance Products

Aggressive Growth Portfolio, Asset ManagerSM  Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio,
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio,
Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio,
Growth Stock Portfolio, High Income Portfolio, Investment Grade Bond Portfolio, Mid Cap Portfolio,
Money Market Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Value Portfolio, Value Leaders Portfolio,
and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

Effective June 29, 2007, VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, and VIP Investment Grade Bond Portfolio were reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V; VIP Money Market Portfolio was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V; and VIP Strategic Income Portfolio was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 2.

For each fund (other than VIP Money Market and VIP Real Estate):

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For purposes of each fund's (other than VIP Money Market's, and VIP Real Estate's) diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

For VIP Money Market:

The fund may not purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time.

For purposes of the fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 4.

For VIP Real Estate:

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For purposes of each of VIP Real Estate's diversification limitation discussed above, Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

For purposes of each of VIP Real Estate's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

VIPINVB-07-07 December 31, 2007
1.825687.111

For VIP Money Market:

The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.

For purposes of the fund's diversification limitation discussed above, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

For purposes of the fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Effective December 31, 2007, William Danoff is no longer a portfolio manager of VIP Contrafund. All references to Mr. Danoff in the Management Contracts section beginning on page 55 are no longer applicable.

The following information replaces similar information found in the "Management Contracts" section beginning on page 55.

Robert Stansky is a co-manager of VIP Contrafund and receives compensation for his services. As of October 31, 2007, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Contrafund is based on the fund's pre-tax investment performance measured against the S&P 500 Index, and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Morningstar Large Cap Blend, Large Cap Value, Large Cap Growth, Mid Cap Blend, Mid Cap Value, and Mid Cap Growth Categories. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

John Roth is a co-manager of VIP Contrafund and receives compensation for his services. Matthew Friedman is a co-manager of VIP Contrafund and receives compensation for his services. Stephen Kaye is a co-manager of VIP Contrafund and receives compensation for his services. John Avery is a co-manager of VIP Contrafund and receives compensation for his services. Adam Hetnarski is a co-manager of VIP Contrafund and receives compensation for his services. As of October 31, 2007, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of VIP Contrafund is based on the fund's pre-tax investment performance measured against the S&P 500 Index, the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Morningstar Large Cap Blend, Large Cap Value, Large Cap Growth, Mid Cap Blend, Mid Cap Value, and Mid Cap Growth Categories, and the pre-tax investment performance of the portion of the fund's assets managed by each co-manager measured against the benchmark index identified in the table below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

John Roth	S&P 500 Consumer Discretionary
Matthew Friedman	S&P 500 Energy
Stephen Kaye	S&P 500 Health Care
John Avery	S&P 500 Industrials
Adam Hetnarski	S&P 500 Information Technology
John Avery	S&P 500 Materials

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

Robert Lee is research analyst and a co-manager of VIP Contrafund. Douglas Simmons is a research analyst and a co-manager of VIP Contrafund. Research analysts who also manage sector sub-portfolios are referred to as sector fund managers. Each sector fund manager receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of October 31, 2007, each sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

Each sector fund manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of each sector fund manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager's designated sector team. The pre-tax investment performance of each sector fund manager's fund(s) and account(s) is weighted according to the sector fund manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. The portion of each sector manager's bonus that is linked to the investment performance of VIP Contrafund is based on the fund's pre-tax investment performance measured against the S&P 500 Index, the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Morningstar Large Cap Blend, Large Cap Value, Large Cap Growth, Mid Cap Blend, Mid Cap Value, and Mid Cap Growth Categories, and the pre-tax investment performance of the portion of the fund's assets managed by each sector fund manager measured against the benchmark index identified in the table below. Each sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Co-Manager	VIP Sub-Portfolio Benchmark Index
Robert Lee	S&P 500 Consumer Staples
Douglas Simmons	S&P 500 Telecom Services
Douglas Simmons	S&P 500 Utilities

A sector fund manager's compensation plan may give rise to potential conflicts of interest. A sector fund manager's base pay and bonus opportunity tend to increase with the sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a sector fund manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a sector fund's trade allocation policies and procedures may give rise to conflicts of interest if the sector fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by a sector fund. Securities selected for other funds or accounts may outperform the securities selected for the sector fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a sector fund manager's responsibilities as a portfolio manager of a sector fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Stansky as of October 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions) 	$ 25,988	none	none
Assets Managed with Performance-Based Advisory Fees (in millions) 	none	none	none

* Includes VIP Contrafund ($25,988 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Roth as of October 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions) 	$ 28,431	none	none
Assets Managed with Performance-Based Advisory Fees (in millions) 	$ 2,443	none	none

* Includes VIP Contrafund ($25,988 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Friedman as of October 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions) 	$ 28,604	none	none
Assets Managed with Performance-Based Advisory Fees (in millions) 	$ 2,066	none	none

* Includes VIP Contrafund ($25,988 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Kaye as of October 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions) 	$ 25,988	none	none
Assets Managed with Performance-Based Advisory Fees (in millions) 	none	none	none

* Includes VIP Contrafund ($25,988 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Avery as of October 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions) 	$ 34,055	none	none
Assets Managed with Performance-Based Advisory Fees (in millions) 	none	none	none

* Includes VIP Contrafund ($25,988 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Hetnarski as of October 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions) 	$ 32,080	none	none
Assets Managed with Performance-Based Advisory Fees (in millions) 	none	none	none

* Includes VIP Contrafund ($25,988 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Lee as of October 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions) 	$ 27,169	none	none
Assets Managed with Performance-Based Advisory Fees (in millions) 	none	none	none

* Includes VIP Contrafund ($25,988 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Simmons as of October 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions) 	$ 28,862	none	none
Assets Managed with Performance-Based Advisory Fees (in millions) 	$ 1,475	none	none

* Includes VIP Contrafund ($25,988 (in millions) assets managed).

Dollar range of shares of VIP Contrafund beneficially owned by each co-manager as of October 31, 2007:

Co-Manager	Dollar Range of Shares
Robert Stansky	none
John Roth	none
Matthew Friedman	none
Stephen Kaye	none
John Avery	none
Adam Hetnarski	none
Robert Lee	none
Douglas Simmons	none

Effective September 4, 2007, Christopher Sharpe is no longer a portfolio manager of VIP Strategic Income. All references to Mr. Sharpe in the Management Contracts section beginning on page 55 are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section on page 80.

The following table provides information relating to other accounts managed by Mr. Young as of April 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 20,601	$ 50	$ 1,838
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Asset Manager ($1,937 (in millions) assets managed) and VIP Asset Manager: Growth ($229 (in millions) assets managed).

As of April 30, 2007, the dollar range of shares of shares of VIP Asset Manager beneficially owned by Mr. Young was none and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Young was none.

The following information replaces similar information found in the "Fund Holdings Information" section on page 106.

Each fund (other than VIP Disciplined Small Cap, VIP High Income, VIP Money Market, and VIP Strategic Income) will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

VIP Disciplined Small Cap, VIP High Income, VIP Money Market, and VIP Strategic Income will provide a full list of holdings as of the end of the fund's fiscal quarter on www.fidelity.com 60 days after its fiscal quarter-end. The money market fund's full holdings are also available monthly, 15 or more days after month-end by calling Fidelity at 1-877-208-0098.